Segment information - Income statement related (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information
Net revenues	SFr 22,484	SFr 20,920	SFr 20,900
Income/(loss) before taxes	4,720	3,372	1,793
Switzerland
Segment Reporting Information
Net revenues	8,434	7,646	7,775
Income/(loss) before taxes	2,985	1,924	1,736
EMEA
Segment Reporting Information
Net revenues	1,962	1,686	1,231
Income/(loss) before taxes	(1,786)	(2,082)	(2,769)
Americas
Segment Reporting Information
Net revenues	9,103	8,731	8,928
Income/(loss) before taxes	3,409	3,452	2,746
Asia Pacific
Segment Reporting Information
Net revenues	2,985	2,857	2,966
Income/(loss) before taxes	112	78	80
Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues	6,020	5,564	5,396
Income/(loss) before taxes	2,697	2,125	1,765
Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues	5,887	5,414	5,111
Income/(loss) before taxes	2,138	1,705	1,351
Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues	3,590	3,393	3,504
Income/(loss) before taxes	902	664	729
Operating Segments [Member] | Global Markets
Segment Reporting Information
Net revenues	5,752	4,980	5,551
Income/(loss) before taxes	956	154	450
Operating Segments [Member] | Investment Banking & Capital Markets
Segment Reporting Information
Net revenues	1,666	2,177	2,139
Income/(loss) before taxes	(162)	344	369
Operating Segments [Member] | Strategic Resolution Unit
Segment Reporting Information
Net revenues		(708)	(886)
Income/(loss) before taxes		(1,381)	(2,135)
Corporate Center
Segment Reporting Information
Net revenues	(431)	100	85
Income/(loss) before taxes	(1,811)	(239)	(736)
Bank
Segment Reporting Information
Net revenues	22,686	20,820	20,965
Income/(loss) before taxes	SFr 4,393	SFr 2,856	SFr 1,553